PROPERTY, PLANT AND EQUIPMENT - Disclosure of detailed information about property, plant and equipment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	$ 235,939
Acquisitions through business combinations (Note 27)	6,240	$ 11,862
Additions	62,179	21,443
Property, plant and equipment at end of period	259,819	235,939
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	296,980	279,357
Acquisitions through business combinations (Note 27)	6,240	11,828
Additions	55,939	9,615
Transfers (Note 15 (ii))	0	(222)
Construction completed	0	0
Disposals	(17,001)	(3,598)
Property, plant and equipment at end of period	342,158	296,980
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(61,041)	(31,937)
Depreciation	(22,261)	(30,464)
Transfers (Note 15 (ii))		222
Disposals	5,208	1,138
Impairment	(4,245)
Property, plant and equipment at end of period	(82,339)	(61,041)
LAND
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	4,075
Property, plant and equipment at end of period	4,705	4,075
LAND | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	4,075	4,075
Acquisitions through business combinations (Note 27)	230	0
Additions	400	0
Transfers (Note 15 (ii))	0	0
Construction completed	0	0
Disposals	0	0
Property, plant and equipment at end of period	4,705	4,075
LAND | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0	0
Depreciation	0	0
Transfers (Note 15 (ii))		0
Disposals	0	0
Impairment	0
Property, plant and equipment at end of period	0	0
BUILDINGS
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	122,104
Property, plant and equipment at end of period	126,678	122,104
BUILDINGS | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	135,763	127,022
Acquisitions through business combinations (Note 27)	781	5,786
Additions	7,326	2,928
Transfers (Note 15 (ii))	961	0
Construction completed	1,539	27
Disposals	(100)	0
Property, plant and equipment at end of period	146,270	135,763
BUILDINGS | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(13,659)	(8,203)
Depreciation	(5,933)	(5,456)
Transfers (Note 15 (ii))		0
Disposals	0	0
Impairment	0
Property, plant and equipment at end of period	(19,592)	(13,659)
CONSTRUCTION IN PROCESS
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	2,092
Property, plant and equipment at end of period	10,372	2,092
CONSTRUCTION IN PROCESS | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	2,092	2,128
Acquisitions through business combinations (Note 27)	2,930	2,859
Additions	26,021	1,762
Transfers (Note 15 (ii))	0	0
Construction completed	(20,671)	(4,657)
Disposals	0	0
Property, plant and equipment at end of period	10,372	2,092
CONSTRUCTION IN PROCESS | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0	0
Depreciation	0	0
Transfers (Note 15 (ii))		0
Disposals	0	0
Impairment	0
Property, plant and equipment at end of period	0	0
GROWING & PROCESSING EQUIPMENT
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	97,763
Property, plant and equipment at end of period	110,108	97,763
GROWING & PROCESSING EQUIPMENT | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	139,410	132,991
Acquisitions through business combinations (Note 27)	397	720
Additions	18,051	4,655
Transfers (Note 15 (ii))	0	0
Construction completed	18,659	4,630
Disposals	(11,379)	(3,586)
Property, plant and equipment at end of period	165,138	139,410
GROWING & PROCESSING EQUIPMENT | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(41,647)	(20,041)
Depreciation	(13,853)	(22,735)
Transfers (Note 15 (ii))		0
Disposals	4,715	1,129
Impairment	(4,245)
Property, plant and equipment at end of period	(55,030)	(41,647)
OTHER
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	5,745
Property, plant and equipment at end of period	6,005	5,745
OTHER | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	10,323	8,677
Acquisitions through business combinations (Note 27)	143	721
Additions	1,210	270
Transfers (Note 15 (ii))	0	667
Construction completed	473	0
Disposals	(75)	(12)
Property, plant and equipment at end of period	12,074	10,323
OTHER | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(4,578)	(3,136)
Depreciation	(1,550)	(1,451)
Transfers (Note 15 (ii))		0
Disposals	59	9
Impairment	0
Property, plant and equipment at end of period	(6,069)	(4,578)
RIGHT-OF-USE ASSETS
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	4,160
Additions	2,931	0
Property, plant and equipment at end of period	1,951	4,160
RIGHT-OF-USE ASSETS | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	5,317	4,464
Acquisitions through business combinations (Note 27)	1,759	1,742
Additions	2,931	0
Transfers (Note 15 (ii))	(961)	(889)
Construction completed	0	0
Disposals	(5,447)	0
Property, plant and equipment at end of period	3,599	5,317
RIGHT-OF-USE ASSETS | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(1,157)	(557)
Depreciation	(925)	(822)
Transfers (Note 15 (ii))		222
Disposals	434	0
Impairment	0
Property, plant and equipment at end of period	$ (1,648)	$ (1,157)